Non-controlling Interests and Redeemable non-controlling Interest - Net Loss Attributable to Non-Controlling Interest (Details) - USD ($) $ in Thousands					3 Months Ended	12 Months Ended
	May 10, 2017	Feb. 28, 2017	Feb. 17, 2017	Dec. 31, 2016	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Noncontrolling Interest [Line Items]
Net effect of non-controlling interests						$ 108,521	$ 47,770
Non-controlling interests - redeemable Class A partnership units						7,545	10,356
Redeemable non-controlling interests, held by related party						(2,622)	0
Net effect of non-controlling interests						105,899	47,770
Change in tax attributes, accelerated income					$ 55,900
Non-controlling interests						519,896	602,636
Contributions from redeemable non-controlling interests						0	31,105
Other Noncontrolling Interests
Noncontrolling Interest [Line Items]
Net effect of non-controlling interests						(2,174)	(2,438)
Non-controlling interests						796	856
Class A Units | Class A Partnership Units
Noncontrolling Interest [Line Items]
Net effect of non-controlling interests						103,150	39,850
Non-controlling interests - redeemable Class A partnership units						7,545	10,358
Non-controlling interests						519,100	601,780
Great Bay Solar Facility | Partnership
Noncontrolling Interest [Line Items]
Partnership agreement, funded amount						15,250	$ 42,750
Luning Solar Facility
Noncontrolling Interest [Line Items]
Contributions from redeemable non-controlling interests			$ 31,212
Abengoa-Algonquin Global Energy Solution B.V.
Noncontrolling Interest [Line Items]
Contributions from redeemable non-controlling interests						$ 305,000
Tax Investor | Bakersfield II Solar Facility | Partnership
Noncontrolling Interest [Line Items]
Partnership agreement, funded amount		$ 9,800
Tax Investor | Deerfield Wind Project | Partnership
Noncontrolling Interest [Line Items]
Partnership agreement, funded amount	$ 166,595
Tax Investor | Luning Solar Facility | Partnership
Noncontrolling Interest [Line Items]
Partnership agreement, funded amount				$ 7,826